United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—91.5%
		Aerospace/Defense—0.9%
$9,725,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$10,442,219
8,155,000		TransDigm, Inc., 5.50%, 10/15/2020	8,226,356
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,504,500
8,050,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	8,120,438
13,600,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	13,685,000
10,100,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	9,999,000
		TOTAL	55,977,513
		Automotive—2.9%
11,325,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	11,148,104
6,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	6,211,500
5,475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	5,666,625
1,725,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,781,063
10,450,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	11,233,750
4,075,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	4,108,089
11,225,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	11,900,520
25,125,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	24,905,156
8,575,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,660,750
5,275,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,439,844
3,600,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,627,000
10,425,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	10,998,375
11,325,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	12,259,312
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	8,299,260
2,000,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	1,985,000
17,650,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	17,385,250
13,575,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	14,661,000
2,150,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	2,152,580
1,650,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,724,250
8,025,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	8,189,111
		TOTAL	172,336,539
		Building Materials—1.7%
2,375,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,541,250
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,389,000
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,802,687
2,125,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	2,215,313
3,625,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,905,938
8,025,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	8,516,531
4,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	5,254,844
5,875,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	6,183,438
6,550,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	6,812,000
9,675,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	10,594,125
7,700,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	8,056,125
20,550,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	21,526,125
1,400,000	[1,2]	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,459,500
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,883,062
		TOTAL	101,139,938

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—7.1%
$1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$1,593,625
3,725,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	3,827,438
14,550,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	16,168,687
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	1,660,352
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,791,250
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,792,813
12,600,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	13,383,569
4,275,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,488,750
2,950,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	3,005,313
5,925,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	6,352,726
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,233,224
4,050,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	4,058,870
8,425,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	8,561,907
13,425,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	13,525,687
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,222,625
16,425,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	16,732,969
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,750,000
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	9,183,062
4,250,000		Charter Communications Holdings II, 6.625%, 1/31/2022	4,404,063
12,950,000		DISH DBS Corp., 5.00%, 3/15/2023	12,786,700
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,556,100
12,125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	12,306,875
8,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	9,069,489
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,612,688
11,925,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	4,024,688
8,850,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	6,991,500
7,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,462,000
19,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	13,412,625
17,925,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	13,981,500
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,631,202
9,775,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	11,656,687
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	8,066,406
18,125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,260,937
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,921,584
8,475,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	8,676,281
11,450,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	11,664,687
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,677,500
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,775,937
19,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	19,814,156
16,650,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,768,548
3,375,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	3,434,063
9,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,864,250
10,075,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	10,301,687
3,925,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,104,098
16,250,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	16,189,062
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,490,969
11,175,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	11,119,125
		TOTAL	415,358,274

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—2.5%
$6,050,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	$6,065,125
2,850,000		Ashland, Inc., 4.75%, 8/15/2022	2,924,813
4,225,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	4,288,375
14,050,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	13,769,000
7,725,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	8,265,750
18,800,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	17,625,000
9,350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	9,378,050
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	10,426,875
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	10,426,875
6,375,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	6,614,062
6,550,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	7,106,750
5,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	6,076,750
35,400,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	36,307,125
5,225,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,525,438
		TOTAL	144,799,988
		Construction Machinery—0.3%
4,400,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	4,493,500
2,950,000		United Rentals, Inc., 4.625%, 7/15/2023	3,023,750
3,475,000		United Rentals, Inc., 5.75%, 11/15/2024	3,687,844
8,350,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,694,437
		TOTAL	19,899,531
		Consumer Cyclical Services—0.9%
10,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	10,058,125
6,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,352,500
19,350,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	19,470,937
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,505,898
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,343,625
13,725,000	[1,2]	ServiceMaster Co., Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	13,930,875
		TOTAL	55,661,960
		Consumer Products—2.0%
14,400,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	12,060,000
20,250,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	20,275,312
13,400,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	13,768,500
20,625,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	21,346,875
11,975,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	12,543,812
1,875,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	1,892,588
8,350,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	8,767,500
8,175,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	8,685,938
8,875,000		Springs Industries, Inc., 6.25%, 6/1/2021	9,230,000
3,400,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	3,357,500
2,000,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	2,105,000
1,975,000		Vista Outdoor, Inc., Sr. Unsecd. Note, 5.875%, 10/1/2023	2,066,343
		TOTAL	116,099,368
		Diversified Manufacturing—1.1%
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	16,360,500
3,475,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,483,688
10,650,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,105,750
9,175,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	9,587,967
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	16,132,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$12,550,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	$12,816,687
		TOTAL	67,487,279
		Financial Institutions—3.7%
4,250,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	4,440,740
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,313,500
3,100,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,211,755
22,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	23,217,613
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,860,313
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,233,125
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,981,219
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,173,000
6,125,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	6,071,406
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,984,125
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,708,000
2,475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,606,175
3,200,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	3,344,000
12,975,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	13,104,750
1,525,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	1,577,422
32,375,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	33,993,750
3,125,000		International Lease Finance Corp., 4.625%, 4/15/2021	3,282,187
4,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,176,627
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,586,250
19,700,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	18,419,500
3,050,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	3,111,000
9,000,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	9,157,500
3,800,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	3,629,000
3,400,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,489,250
21,000,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	21,603,750
30,550,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	29,557,125
		TOTAL	220,833,082
		Food & Beverage—2.5%
10,850,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	11,094,125
26,800,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	23,651,000
3,261,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	3,322,633
3,000,000	[1,2]	Aramark Services, Inc., Series 144A, 4.75%, 6/1/2026	2,992,500
4,100,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	4,294,750
6,775,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	7,096,813
8,550,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	8,582,062
1,925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,973,125
8,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	8,404,687
3,250,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	3,452,508
20,575,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	19,944,788
2,100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	2,212,875
4,750,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	5,281,430
19,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	22,345,750
2,800,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	2,975,000
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,665,158
15,800,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,590,000
		TOTAL	146,879,204

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—3.3%
$6,000,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	$6,465,000
12,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,226,312
15,875,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	15,954,375
4,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	4,525,500
3,000,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,131,250
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	16,778,500
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,882,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,398,344
3,350,000		MGM Resorts International, 6.00%, 3/15/2023	3,616,962
6,275,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	6,110,281
2,825,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	2,955,657
16,025,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	16,846,281
16,125,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	16,834,500
6,675,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	6,700,165
15,600,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	15,864,108
13,025,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	13,415,750
23,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	23,536,500
1,285,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,304,275
14,800,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	15,429,000
		TOTAL	192,974,760
		Health Care—10.4%
4,750,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	4,845,000
17,800,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	18,534,250
19,350,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	18,672,750
11,900,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	12,301,625
8,375,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	7,914,375
42,700,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	31,384,500
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,672,638
6,625,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	6,575,313
6,675,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,958,688
10,425,000		Emdeon, Inc., 11.00%, 12/31/2019	10,740,356
6,875,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	7,274,609
20,975,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	21,446,937
8,875,000		HCA, Inc., 4.50%, 2/15/2027	8,775,156
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,817,813
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,733,750
3,425,000		HCA, Inc., 5.25%, 6/15/2026	3,579,125
11,000,000		HCA, Inc., 5.875%, 2/15/2026	11,467,500
10,700,000		HCA, Inc., 5.875%, 5/1/2023	11,449,000
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,768,125
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,899,375
6,200,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	6,789,000
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,029,187
16,325,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,630,906
14,800,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	15,614,000
19,925,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	19,177,812
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	7,655,813
8,025,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	8,230,641
5,000,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	4,800,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	$2,639,250
38,275,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	40,715,031
10,300,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	10,866,500
49,450,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	44,875,875
25,075,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	25,513,812
18,525,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	18,687,094
16,500,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	17,943,750
14,975,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	17,183,813
4,075,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,064,813
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,201,910
20,775,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	21,086,625
9,300,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	9,398,859
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	8,004,250
27,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	26,079,937
4,800,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	5,160,000
23,825,000	[1,2]	Tennesse Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	23,348,500
19,825,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	22,600,500
		TOTAL	615,108,763
		Independent Energy—5.7%
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,834,375
4,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,100,000
8,300,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	8,154,750
3,700,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,806,375
2,925,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	3,111,469
4,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	4,924,219
10,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	11,102,000
7,225,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	6,972,125
13,475,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	14,435,094
2,775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,601,563
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,441,295
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	3,190,875
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	3,278,187
14,175,000		Continental Resources, Inc., 4.50%, 4/15/2023	14,068,687
575,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	601,904
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,184,594
4,225,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	4,240,844
6,100,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	6,313,500
6,525,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	7,079,625
3,150,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,764,125
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,803,750
4,450,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	4,672,500
6,375,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	6,526,406
6,000,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	6,165,000
7,325,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	7,691,250
5,900,000		Laredo Petroleum, 5.625%, 1/15/2022	6,006,937
4,275,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,494,094
5,200,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	5,434,000
5,575,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,895,562
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	3,655,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$12,625,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	$11,173,125
3,700,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,806,375
12,100,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,463,000
3,275,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,365,062
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,825,563
4,800,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	5,040,000
1,850,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,995,688
3,300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,399,000
3,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,566,062
5,175,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	5,498,437
7,200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,641,000
4,950,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	5,073,750
8,219,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,039,826
2,800,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	2,800,000
1,250,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,263,750
875,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 6/1/2021	920,938
11,200,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	11,676,000
2,575,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	2,774,563
4,300,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,117,250
5,175,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	5,097,375
1,225,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	1,270,938
7,650,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	7,917,750
2,100,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	2,194,500
19,550,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	18,230,375
1,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,905,153
4,725,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	4,937,625
900,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	981,000
3,225,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,684,562
825,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.00%, 3/15/2019	843,975
3,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	3,654,000
18,825,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	19,107,375
		TOTAL	333,814,122
		Industrial - Other—1.4%
3,075,000		Anixter International, Inc., 5.125%, 10/1/2021	3,217,219
3,600,000		Anixter International, Inc., 5.625%, 5/1/2019	3,796,470
6,825,000		Anixter, Inc., 5.50%, 3/1/2023	7,140,656
15,650,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	15,806,500
10,900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	11,308,750
8,350,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	8,746,625
23,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	22,460,375
8,875,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	8,919,375
		TOTAL	81,395,970
		Leisure—0.4%
5,450,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	5,572,625
600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	618,439
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	310,500
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,275,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	4,285,687
10,900,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	11,145,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$1,700,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	$1,772,250
		TOTAL	23,704,751
		Lodging—0.1%
5,900,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	5,818,875
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,689,750
		TOTAL	8,508,625
		Media Entertainment—5.8%
4,625,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,734,844
7,275,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,447,781
3,725,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,869,343
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,980,500
5,675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,951,656
7,325,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	7,650,010
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,104,313
5,150,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,510,500
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,104,050
17,175,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	18,016,575
17,275,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	18,959,312
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,126,750
7,375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,493,000
4,375,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,309,375
12,650,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	12,602,562
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,463,063
4,650,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,870,875
1,025,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	1,090,344
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,840,625
5,750,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	6,188,438
16,225,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	17,137,656
5,225,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	4,859,250
10,500,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,941,000
14,525,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	14,543,156
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,969,719
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,868,938
11,250,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	11,193,750
13,775,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	14,188,250
9,825,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	9,235,500
19,350,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	19,737,000
9,850,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,326,719
4,625,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	4,653,906
14,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,935,000
10,800,000	[1]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	10,351,800
23,100,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	23,446,500
3,250,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,244,150
1,600,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,608,000
		TOTAL	340,554,210
		Metals & Mining—2.0%
17,850,000		ArcelorMittal SA, 6.125%, 6/1/2025	19,713,183
20,250,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	18,781,875
25,000,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	21,961,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$1,300,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	$1,381,250
7,400,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	7,955,000
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,548,000
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,909,406
7,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,297,250
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	4,178,719
3,625,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	3,697,500
4,625,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	4,659,688
9,650,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	9,915,375
9,450,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	11,021,062
		TOTAL	116,019,308
		Midstream—6.5%
6,650,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,860,167
3,750,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,881,288
785,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	824,250
8,500,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,744,375
5,975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,228,938
16,025,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,706,062
8,375,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	8,605,312
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	696,500
5,825,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	6,531,281
15,475,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	16,422,844
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	5,018,000
16,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	18,152,062
3,975,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,461,938
10,350,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	10,375,875
9,325,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	9,441,562
9,875,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	9,973,750
16,925,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	17,813,562
1,875,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,940,625
15,000,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	16,606,605
3,050,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.50%, 7/15/2023	3,175,151
12,850,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 12/1/2024	13,501,341
5,825,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.875%, 6/1/2025	6,127,527
6,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	6,927,982
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,724,976
14,350,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	15,605,625
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	6,540,000
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,597,000
10,925,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	12,236,000
6,750,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	7,095,937
18,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	19,295,625
2,372,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,472,810
7,525,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	7,731,937
19,300,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	19,444,750
2,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	3,040,313
6,850,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,055,500
5,025,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,219,719
10,275,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	10,698,844

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$10,900,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	$11,404,125
550,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	586,438
10,671,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	11,017,807
5,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	5,296,188
6,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	6,473,500
5,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	5,538,094
13,511,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	14,726,990
7,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	7,122,500
		TOTAL	382,941,675
		Oil Field Services—0.7%
925,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	955,063
6,400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	6,944,000
9,050,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	9,412,000
9,800,000		Weatherford International Ltd., 7.00%, 3/15/2038	8,526,000
8,875,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	9,074,687
3,000,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	3,247,500
3,875,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,332,500
		TOTAL	41,491,750
		Packaging—5.6%
16,025,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	16,325,469
3,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	3,548,125
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,197,838
7,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	7,998,375
8,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,226,219
9,100,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,179,625
23,075,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	24,805,625
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,493,187
12,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	12,466,925
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,370,250
5,025,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	5,345,343
28,324,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	30,589,920
6,100,000		Crown Americas LLC, 4.50%, 1/15/2023	6,260,125
2,725,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 9/30/2026	2,609,188
20,175,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	20,548,237
15,725,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,707,812
825,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	855,938
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	9,936,187
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,873,172
4,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	4,528,906
12,725,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	13,117,312
26,200,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	27,965,225
9,311,403		Reynolds Group, 8.25%, 2/15/2021	9,587,165
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,186,625
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,409,375
1,625,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,706,250
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,212,000
9,200,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	9,729,000
30,200,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	30,804,000
		TOTAL	328,583,418

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.3%
$2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	$2,501,250
13,104,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	13,054,860
		TOTAL	15,556,110
		Pharmaceuticals—3.3%
4,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,086,125
9,725,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	8,339,188
14,050,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	11,591,250
14,525,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	15,145,798
8,300,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,376,028
43,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	45,687,500
14,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	11,541,250
19,900,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	17,238,375
12,425,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	11,073,781
8,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	6,578,625
6,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,780,313
6,150,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	4,689,375
35,450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	26,676,125
9,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	7,838,488
15,500,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	11,876,875
		TOTAL	196,519,096
		Refining—0.8%
17,400,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	17,661,000
9,850,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	10,280,937
2,425,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,522,000
5,675,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	5,937,469
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,861,250
		TOTAL	45,262,656
		Restaurants—0.8%
21,500,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,441,055
6,250,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	6,445,312
5,450,000		Yum! Brands, Inc., 3.875%, 11/1/2023	5,334,188
3,500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,562,685
6,850,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	6,946,996
		TOTAL	44,730,236
		Retailers—1.3%
32,850,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	32,357,250
4,425,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	4,380,750
15,650,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,099,938
4,550,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	4,641,000
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	13,428,250
2,800,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,940,000
2,600,000		Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/2022	2,702,700
		TOTAL	76,549,888
		Supermarkets—0.4%
14,375,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	14,321,094
9,225,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	9,637,357
		TOTAL	23,958,451
		Technology—9.3%
26,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	26,117,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,400,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	$6,776,000
15,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	16,452,281
9,000,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,635,625
6,725,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,968,781
2,925,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,086,352
24,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	26,646,894
17,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	18,344,625
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	12,028,625
44,975,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	46,492,906
13,375,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	14,210,937
28,275,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	29,406,000
32,475,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	33,530,437
26,725,000		Infor US, Inc., 6.50%, 5/15/2022	27,560,156
6,825,000		Iron Mountain, Inc., 5.75%, 8/15/2024	6,961,500
24,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	23,328,500
14,600,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	15,366,500
6,425,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	6,408,938
4,600,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	4,646,000
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,985,550
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	7,153,250
8,550,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	9,960,750
8,875,000		NCR Corp., 6.375%, 12/15/2023	9,451,875
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,043,813
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,869,937
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,383,750
5,282,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,417,351
16,800,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	16,821,000
11,800,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	12,095,000
4,150,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	4,430,001
10,350,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	11,488,500
15,650,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	16,706,375
10,325,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	10,789,625
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,365,688
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,688,598
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,659,592
5,700,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,753,466
6,425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,922,938
23,900,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	27,246,000
6,975,000		Verisign, Inc., 4.625%, 5/1/2023	7,085,903
4,050,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	4,222,125
21,050,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	22,786,625
		TOTAL	547,296,019
		Transportation - Services—1.0%
2,800,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	2,726,500
8,675,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	7,970,157
18,625,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	18,392,187
13,725,000		HDTFS, Inc., 6.25%, 10/15/2022	12,524,062
875,000		Hertz Corp., 5.875%, 10/15/2020	831,250
1,755,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	1,750,613

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$15,825,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	$13,372,125
		TOTAL	57,566,894
		Utility - Electric—1.8%
25,525,000		Calpine Corp., 5.75%, 1/15/2025	25,142,125
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,702,188
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,183,812
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,277,000
16,775,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	18,033,125
17,159	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	17,244
15,525,000		NRG Energy, Inc., 6.25%, 5/1/2024	15,874,312
8,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	8,357,625
563,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	586,928
9,925,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	9,912,594
7,325,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	7,700,406
7,700,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	7,950,250
4,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,807,000
		TOTAL	105,544,609
		Wireless Communications—4.6%
5,375,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,717,656
26,125,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	27,724,895
4,125,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	3,866,363
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,741,719
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	12,718,125
3,825,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	4,054,500
1,850,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	1,928,625
6,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,978,500
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	992,750
10,000,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,700,000
7,325,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,563,063
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,666,000
24,975,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	25,724,250
20,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	20,830,687
16,975,000		Sprint Corp., 7.125%, 6/15/2024	17,951,062
24,725,000		Sprint Corp., 7.875%, 9/15/2023	27,088,710
11,625,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	12,511,406
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,320,688
20,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	20,859,000
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,246,440
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,542,730
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,722,500
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,263,500
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,916,313
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,394,147
8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	9,125,256
		TOTAL	269,148,885
		Wireline Communications—0.4%
6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	7,210,625
3,600,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	3,595,500
2,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,386,002

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireline Communications—continued
$10,225,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	$10,461,504
2,375,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,458,125
	TOTAL	26,111,756
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,247,895,740)	5,389,814,628
	INVESTMENT COMPANIES—7.8%[7]
143,295,864	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[8]	143,310,194
49,964,009	High Yield Bond Portfolio	318,270,735
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $448,662,257)	461,580,929
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $5,696,557,997)[9]	5,851,395,557
	OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	39,265,366
	TOTAL NET ASSETS—100%	$5,890,660,923
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $3,073,001,667, which represented 52.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $3,053,397,123, which represented 51.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$16,962	$17,244
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1/29/2014 – 7/15/2016	$9,980,875	$9,235,500
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	3/24/2015 – 10/11/2016	$9,623,813	$10,351,800
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	108,635,426	338,597,066	(303,936,628)	143,295,864	$143,310,194	$232,516
High Yield Bond Portfolio	45,254,433	4,709,576	—	49,964,009	$318,270,735	$4,596,959
TOTAL OF AFFILIATED TRANSACTIONS	153,889,859	343,306,642	(303,936,628)	193,259,873	$461,580,929	$4,829,475
8	7-day net yield.
9	At January 31, 2017, the cost of investments for federal tax purposes was $5,696,557,997. The net unrealized appreciation of investments for federal tax purposes was $154,837,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $235,154,932 and net unrealized depreciation from investments for those securities having an excess of cost over value of $80,317,372.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,389,814,628	$0	$5,389,814,628
Investment Companies[1]	143,310,194	—	—	461,580,929
TOTAL SECURITIES	$143,310,194	$5,389,814,628	$0	$5,851,395,557
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $318,270,735 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017